FINANCIAL INCOME (EXPENSES), NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
FINANCIAL INCOME (EXPENSES), NET [Abstract]
Bank charges	$ (113)	$ (62)	$ (28)
Income (expenses) related to hedging activity	3,294	(102)	485
Interest expenses		(262)
Share based compensation related to warrants granted in connection with credit line		(273)
Exchange rate loss	(1,452)	(58)	(24)
Total income (expenses)	1,729	(757)	433
Interest income	415	154	54
Total financial income (expenses), net	$ 2,144	$ (603)	$ 487